Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 1,645,234	$ 1,013,465
Restricted cash	2,053	2,368
Short-term investments	58,736	748
Accounts receivable (net of allowance for doubtful accounts of $145 and $2,410 as of December 31, 2013 and 2014, respectively)	154,287	54,598
Prepaid expenses and other current assets	221,196	80,538
Amounts due from related parties	9,799	2,871
Deferred tax assets - current	4,844	3,129
Total current assets	2,096,149	1,157,717
Property and equipment, net	272,026	163,864
Land use rights, net	139,107	75,698
Acquired intangible assets, net	51,289	17,248
Goodwill	344,630	29,509
Long-term investments	314,979	84,293
Other noncurrent assets	97,025	39,621
Deferred tax assets - noncurrent	16,365	946
Total assets	3,331,570	1,568,896
Current liabilities (including amounts of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $137,611 and $367,837 as of December 31, 2013 and 2014, respectively):
Short-term loans	0	1,322
Accounts payable	121,115	25,030
Accrued expenses and other current liabilities	298,831	120,418
Deferred revenue-current	72,890	46,632
Amounts due to related parties	1,089	517
Income tax payable	46,304	14,679
Total current liabilities	540,229	208,598
Non-current liabilities (including amounts of the consolidated VIEs without recourse to Qihoo 360 Technology Co. Ltd. of $2,235 and $9,611 as of December 31, 2013 and 2014, respectively):
Deferred tax liabilities	8,516	2,676
Deferred revenue-noncurrent	2,281	3,544
Long-term debt	1,635,000	600,000
Other non-current liabilities	3,276	0
Total liabilities	2,189,302	814,818
Commitments and contingencies (Note 20)
EQUITY
Treasury stock	(139)	(139)
Additional paid-in capital	669,760	568,675
Statutory reserves	49,433	28,149
Accumulated other comprehensive income (loss)	(11,772)	20,380
Retained earnings	321,123	119,639
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,028,598	736,893
Noncontrolling interest	113,670	17,185
TOTAL EQUITY	1,142,268	754,078
TOTAL LIABILITIES AND EQUITY	3,331,570	1,568,896
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 134,123,218 and 147,485,168 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	147	134
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2013 and 2014, respectively; 54,767,703 and 45,931,163 shares issued and outstanding as of December 31, 2013 and 2014, respectively) [Member]
EQUITY
Ordinary shares	$ 46	$ 55